LEGAL RELATED AND NON LEGAL RELATED PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of legal-related and non legal-related provision [abstract]
Disclosure of legal related and non legal related provisions

	For legal		Non-legal		Total provisions
Balance as of January 1, 2019	Ps.	125,929	Ps.	601,466	Ps.	727,395
Provisions increase during the year		116,627		177,606		294,233
Use of provisions		(34,603)		(52,296)		(86,899)
Amounts reversed due to provisions not utilized		(13,296)		(51,905)		(65,201)
Effect of movements in exchange rates		23		(909)		(886)
Balance as of December 31, 2019	Ps.	194,680	Ps.	673,962	Ps.	868,642
Business combination (1)		2,417		1,415		3,832
Provisions increase during the year		190,248		118,580		308,828
Use of provisions		(20,787)		(86,746)		(107,533)
Amounts reversed due to provisions not utilized		(124,616)		(41,183)		(165,799)
Effect of movements in exchange rates		(168)		5,048		4,880
Balance as of December 31, 2020	Ps.	241,774	Ps.	671,076	Ps.	912,850
Provisions increase during the year		206,861		414,872		621,733

	For legal		Non-legal		Total provisions
Use of provisions		(81,910)		(49,819)		(131,729)
Amounts reversed due to provisions not utilized (2)		(118,966)		(146,601)		(265,567)
Effect of movements in exchange rates		(230)		13,204		12,974
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(2)	For legal related, recovery of provisions by Porvenir for Ps. 111,616 for claims for nullity of affiliations that were in progress.

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	7,892	Ps.	225,226	Ps.	233,118
After twelve months		239,637		677,506		917,143
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261